Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

(a)	This caption was made up as follows:

	2024	2023
	S/(000)	S/(000)

Cash on hand	155	182
Cash at banks (b)	48,568	46,611
Short-term deposits (c)	24,000	43,400

	72,723	90,193

(b)	Cash at banks is denominated in local and foreign currency, are deposited in local and foreign bank and are freely available. The demand deposits interest yield is based on daily bank deposit rates.

(c)	The short-term deposits held in domestic banks were freely available and earned interest at the respective short-term market rates and original maturity less than three months.